Performance Management - National Security Emerging Markets Index ETF	Mar. 25, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationalsecurityindex.com or by calling 833-906-5569.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2025	14.00%
Worst Quarter:	4th Quarter 2024	(8.42)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.00%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.42%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Since Inception (12/6/2023)
Return before taxes	35.50%	18.04%
Return after taxes on distributions	34.93%	17.05%
Return after taxes on distributions and sale of Fund shares	21.38%	13.65%
Alerian National Security Emerging Markets Index	37.25%	21.24%
MSCI Emerging Markets Index*	33.57%	22.06%

*	The MSCI Emerging Markets Index captures large and mid cap representation across emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	index does not reflect any fees or expenses
Performance Availability Website Address [Text]	www.nationalsecurityindex.com
Performance Availability Phone [Text]	833-906-5569